Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Line Items]
Amortization expenses	$ 150,432	$ 258,805
Goodwill, net	13,046,358	13,046,358
Customer lists	1,857,000
Intangible assets, net	8,618,524	8,967,041
Proceeds from sales of technology rights	0	425,000
Gain on sale of technology rights	0	143,636
Debt offering cost	220,000
Debt offering costs, net	42,778	116,111
Finite-Lived Intangible Assets, Gross	8,854,949	9,053,034
CUI
Goodwill and Other Intangible Assets [Line Items]
Trademarks and tradenames	4,892,856
V-Infinity
Goodwill and Other Intangible Assets [Line Items]
Trademarks and tradenames	1,095,400
Impairment of trademarks and tradenames	278,428
Technology Patents Pending
Goodwill and Other Intangible Assets [Line Items]
Intangible assets, net	551,559
Technology Rights
Goodwill and Other Intangible Assets [Line Items]
Amortization expenses	26,510	245,144
Intangible assets, net	225,885	252,395
Intangible assets, estimated useful life	20 years
Finite-Lived Intangible Assets, Gross	303,664	303,664
Trademarks and Tradenames | V-Infinity
Goodwill and Other Intangible Assets [Line Items]
Intangible assets, estimated useful life	5 years
Olantra Fund X LLC
Goodwill and Other Intangible Assets [Line Items]
Proceeds from sales of technology rights		$ 500,000